UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2009 to July 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Large Cap Growth Fund

Schedule of Investments

July 31, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (5.9%)
General Dynamics Corp.	7,500	$415,425
Honeywell International, Inc.	2,600	90,220
ITT Corp.	2,900	143,260
Lockheed Martin Corp.	2,100	156,996
Northrop Grumman Corp.	17,700	789,066
Precision Castparts Corp.	1,700	135,677
Raytheon Co.	24,400	1,145,580
Spirit Aerosystems Holdings, Inc. Class A*	200	2,602
United Technologies Corp.	2,100	114,387
		2,993,213
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	2,500	136,325
FedEx Corp.	1,700	115,328
United Parcel Service, Inc. Class B	1,200	64,476
UTI Worldwide, Inc.*	1,000	12,620
		328,749
Airlines (0.1%)
Airtran Holdings, Inc.*	1,500	10,860
AMR Corp.*	2,900	15,515
Copa Holdings SA Class A	400	16,216
		42,591
Auto Components (0.2%)
Gentex Corp.	200	2,994
Johnson Controls, Inc.	3,600	93,168
WABCO Holdings, Inc.	1,200	22,812
		118,974
Automobiles (0.0%)
Thor Industries, Inc.	100	2,391

Beverages (0.6%)
Dr. Pepper Snapple Group, Inc.*	900	22,149
Hansen Natural Corp.*	1,400	43,414
Pepsi Bottling Group, Inc.	6,800	230,860
PepsiAmericas, Inc.	500	13,390
		309,813
Biotechnology (2.4%)
Amgen, Inc.*	3,900	243,009
Biogen Idec, Inc.*	6,900	328,095
Celgene Corp.*	2,500	142,400
Genzyme Corp.*	5,200	269,828
Gilead Sciences, Inc.*	4,900	239,757
		1,223,089
Building Products (0.0%)
Armstrong World Industries, Inc.*	700	17,220

Capital Markets (2.0%)
Ameriprise Financial, Inc.	300	8,340
BlackRock, Inc.	100	19,054
Blackstone Group LP	1,000	11,260
Franklin Resources, Inc.	700	62,076
GLG Partners, Inc.	1,900	7,657
Invesco, Ltd.	100	1,975
Investment Technology Group, Inc.*	1,900	42,465
Lazard, Ltd. Class A	700	25,893
Morgan Stanley	4,400	125,400
Northern Trust Corp.	2,200	131,582
State Street Corp.	500	25,150

	Number of Shares	Value
COMMON STOCKS
Capital Markets
T. Rowe Price Group, Inc.	1,000	$46,710
TD Ameritrade Holding Corp.*	3,600	66,744
The Bank of New York Mellon Corp.	300	8,202
The Charles Schwab Corp.	10,900	194,783
The Goldman Sachs Group, Inc.	200	32,660
Waddell & Reed Financial, Inc. Class A	6,600	187,242
		997,193
Chemicals (1.9%)
Cabot Corp.	6,500	118,950
Calgon Carbon Corp.*	200	2,534
CF Industries Holdings, Inc.	1,500	118,410
Cytec Industries, Inc.	1,000	25,100
Eastman Chemical Co.	2,900	144,014
Huntsman Corp.	300	1,842
Lubrizol Corp.	800	46,344
Sigma-Aldrich Corp.	200	10,150
The Dow Chemical Co.	8,100	171,477
The Mosaic Co.	3,700	192,955
The Scotts Miracle-Gro Co. Class A	3,300	128,865
Valspar Corp.	900	22,788
		983,429
Commercial Services & Supplies (0.5%)
Cintas Corp.	3,900	98,202
R. R. Donnelley & Sons Co.	7,600	105,640
The Brink’s Co.	1,200	32,580
		236,422
Communications Equipment (2.5%)
Cisco Systems, Inc.*	42,500	935,425
CommScope, Inc.*	600	15,360
Harris Corp.	100	3,131
Harris Stratex Networks, Inc. Class A*	10	69
Juniper Networks, Inc.*	5,000	130,650
Polycom, Inc.*	2,400	57,000
QUALCOMM, Inc.	2,900	134,009
Starent Networks Corp.*	500	11,990
		1,287,634
Computers & Peripherals (6.9%)
Apple, Inc.*	9,900	1,617,561
Dell, Inc.*	20,800	278,304
EMC Corp.*	32,200	484,932
Hewlett-Packard Co.	12,700	549,910
International Business Machines Corp.	900	106,137
NCR Corp.*	200	2,588
QLogic Corp.*	3,400	44,370
Seagate Technology	4,500	54,180
Sun Microsystems, Inc.*	13,800	126,546
Synaptics, Inc.*	1,900	45,543
Teradata Corp.*	1,600	39,312
Western Digital Corp.*	5,300	160,325
		3,509,708
Construction & Engineering (1.1%)
Dycom Industries, Inc.*	200	2,546
Fluor Corp.	5,200	274,560
Granite Construction, Inc.	200	6,776
Jacobs Engineering Group, Inc.*	3,600	147,528
Quanta Services, Inc.*	1,300	30,303
The Shaw Group, Inc.*	2,700	79,488
		541,201

	Number of Shares	Value
COMMON STOCKS
Containers & Packaging (1.1%)
Pactiv Corp.*	19,700	$496,046
Sealed Air Corp.	2,100	38,619
Temple-Inland, Inc.	200	3,132
		537,797
Distributors (0.0%)
LKQ Corp.*	1,300	23,322

Diversified Consumer Services (1.3%)
Apollo Group, Inc. Class A*	4,500	310,680
Brink’s Home Security Holdings, Inc.*	500	14,910
Career Education Corp.*	1,000	22,920
Corinthian Colleges, Inc.*	10,100	155,944
H&R Block, Inc.	3,600	60,084
Hillenbrand, Inc.	600	10,872
ITT Educational Services, Inc.*	900	87,615
		663,025
Diversified Financial Services (0.1%)
MSCI, Inc. Class A*	400	11,180
The NASDAQ OMX Group, Inc.*	900	19,017
		30,197
Diversified Telecommunication Services (0.0%)
AT&T, Inc.	300	7,869
Clearwire Corp. Class A*	600	4,860
Fairpoint Communications, Inc.	77	46
		12,775
Electric Utilities (0.3%)
Hawaiian Electric Industries, Inc.	100	1,787
PPL Corp.	4,500	152,055
		153,842
Electrical Equipment (1.1%)
Cooper Industries, Ltd. Class A	6,900	227,355
Emerson Electric Co.	1,900	69,122
First Solar, Inc.*	1,000	154,390
General Cable Corp.*	500	19,385
SunPower Corp. Class A*	2,500	80,500
		550,752
Electronic Equipment, Instruments & Components (2.3%)
Avnet, Inc.*	3,000	73,200
Checkpoint Systems, Inc.*	600	10,398
Corning, Inc.	30,600	520,200
Dolby Laboratories, Inc. Class A*	1,800	74,934
FLIR Systems, Inc.*	4,600	98,854
Ingram Micro, Inc. Class A*	21,000	353,220
Jabil Circuit, Inc.	1,300	11,908
		1,142,714
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	500	14,420
Baker Hughes, Inc.	900	36,450
Diamond Offshore Drilling, Inc.	100	8,987
Dresser-Rand Group, Inc.*	4,200	122,262
ENSCO International, Inc.	3,817	144,626
Global Industries, Ltd.*	1,100	7,513
Halliburton Co.	900	19,881
National Oilwell Varco, Inc.*	3,700	132,978
Oceaneering International, Inc.*	2,800	142,576
Rowan Cos., Inc.	6,900	147,177
Schlumberger, Ltd.	4,100	219,350

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Tetra Technologies, Inc.*	300	$2,313
Tidewater, Inc.	1,600	72,000
		1,070,533
Food & Staples Retailing (3.9%)
CVS Caremark Corp.	3,400	113,832
SUPERVALU, Inc.	4,800	71,184
Sysco Corp.	13,600	323,136
The Kroger Co.	21,900	468,222
Wal-Mart Stores, Inc.	20,000	997,600
Walgreen Co.	200	6,210
		1,980,184
Food Products (2.4%)
Archer-Daniels-Midland Co.	17,800	536,136
Chiquita Brands International, Inc.*	700	8,575
ConAgra Foods, Inc.	400	7,852
Dean Foods Co.*	8,000	169,520
Del Monte Foods Co.	1,605	15,504
Kraft Foods, Inc. Class A	1,000	28,340
Lancaster Colony Corp.	2,055	93,585
Tyson Foods, Inc. Class A	30,200	345,186
		1,204,698
Health Care Equipment & Supplies (1.9%)
Becton, Dickinson and Co.	900	58,635
Boston Scientific Corp.*	100	1,074
Hologic, Inc.*	1,000	14,690
Medtronic, Inc.	4,000	141,680
ResMed, Inc.*	3,500	143,500
St. Jude Medical, Inc.*	4,000	150,840
Stryker Corp.	6,500	252,720
Thoratec Corp.*	5,400	135,756
Varian Medical Systems, Inc.*	1,300	45,851
Zimmer Holdings, Inc.*	600	27,960
		972,706
Health Care Providers & Services (1.5%)
Aetna, Inc.	6,200	167,214
AmerisourceBergen Corp.	2,100	41,412
CIGNA Corp.	2,800	79,520
Community Health Systems, Inc.*	400	11,328
Coventry Health Care, Inc.*	300	6,900
Express Scripts, Inc.*	2,600	182,104
Health Management Associates, Inc. Class A*	1,600	9,648
Humana, Inc.*	700	22,995
Kindred Healthcare, Inc.*	2,200	30,888
Lincare Holdings, Inc.*	2,300	60,214
McKesson Corp.	700	35,805
Omnicare, Inc.	500	11,935
Quest Diagnostics, Inc.	500	27,310
Tenet Healthcare Corp.*	3,300	13,035
UnitedHealth Group, Inc.	1,600	44,896
WellPoint, Inc.*	500	26,320
		771,524
Health Care Technology (0.0%)
Cerner Corp.*	100	6,508
HLTH Corp.*	54	793
IMS Health, Inc.	1,300	15,600
		22,901
Hotels, Restaurants & Leisure (2.5%)
Brinker International, Inc.	1,700	28,288

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
Burger King Holdings, Inc.	100	$1,702
Carnival Corp.	3,900	109,161
McDonald’s Corp.	6,600	363,396
P.F. Chang’s China Bistro, Inc.*	2,298	77,925
Panera Bread Co. Class A*	6,767	371,915
Royal Caribbean Cruises, Ltd.	400	5,808
Starbucks Corp.*	5,700	100,890
Wendy’s/Arby’s Group, Inc. Class A	1,500	6,870
WMS Industries, Inc.*	5,400	195,264
		1,261,219
Household Durables (0.4%)
Garmin, Ltd.	1,000	27,660
Leggett & Platt, Inc.	1,200	20,820
Newell Rubbermaid, Inc.	4,300	55,341
Tupperware Brands Corp.	2,700	91,989
		195,810
Household Products (1.0%)
Central Garden & Pet Co.*	1,200	14,712
Clorox Co.	200	12,202
Colgate-Palmolive Co.	1,800	130,392
The Procter & Gamble Co.	6,000	333,060
		490,366
Independent Power Producers & Energy Traders (0.6%)
Mirant Corp.*	15,600	281,736

Industrial Conglomerates (0.8%)
3M Co.	4,700	331,444
Carlisle Cos., Inc.	900	28,197
McDermott International, Inc.*	2,300	44,942
		404,583
Insurance (3.2%)
Aflac, Inc.	9,000	340,740
AON Corp.	5,100	201,195
Arthur J. Gallagher & Co.	10,066	230,511
Axis Capital Holdings, Ltd.	400	11,384
CNA Financial Corp.	1,100	18,755
First American Corp.	2,900	85,695
HCC Insurance Holdings, Inc.	4,300	107,930
Loews Corp.	1,100	33,022
Odyssey Re Holdings Corp.	100	4,620
Prudential Financial, Inc.	6,900	305,463
Unum Group	14,000	262,780
Validus Holdings, Ltd.	200	4,540
		1,606,635
Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	4,000	343,040
Expedia, Inc.*	3,200	66,272
NetFlix, Inc.*	5,200	228,488
priceline.com, Inc.*	700	90,734
		728,534
Internet Software & Services (3.7%)
eBay, Inc.*	19,100	405,875
Google, Inc. Class A*	2,300	1,019,015
Sohu.com, Inc.*	3,700	226,329
VeriSign, Inc.*	1,600	32,704
Yahoo!, Inc.*	13,300	190,456
		1,874,379

	Number of Shares	Value
COMMON STOCKS
IT Services (2.5%)
Accenture, Ltd. Class A	6,400	$224,448
Acxiom Corp.	2,600	25,090
Amdocs, Ltd.*	200	4,784
Automatic Data Processing, Inc.	7,600	283,100
Broadridge Financial Solutions, Inc.	6,100	105,347
Cognizant Technology Solutions Corp. Class A*	300	8,877
Computer Sciences Corp.*	100	4,817
Genpact, Ltd.*	600	8,412
Global Cash Access Holdings, Inc.*	2,903	26,127
Hewitt Associates, Inc. Class A*	900	26,937
Lender Processing Services, Inc.	800	27,344
Paychex, Inc.	10,100	267,650
The Western Union Co.	8,100	141,588
Visa, Inc. Class A	2,100	137,466
		1,291,987
Leisure Equipment & Products (0.0%)
Callaway Golf Co.	900	5,733
Mattel, Inc.	800	14,064
Smith & Wesson Holding Corp.*	700	4,242
		24,039
Life Sciences Tools & Services (0.6%)
Pharmaceutical Product Development, Inc.	300	6,231
Thermo Fisher Scientific, Inc.*	2,100	95,088
Waters Corp.*	3,800	190,950
		292,269
Machinery (0.9%)
Bucyrus International, Inc.	700	20,636
Caterpillar, Inc.	1,400	61,684
Crane Co.	2,700	57,294
Danaher Corp.	800	48,992
Flowserve Corp.	2,000	161,540
Lincoln Electric Holdings, Inc.	200	8,476
Navistar International Corp.*	400	15,816
Oshkosh Corp.	500	13,725
The Manitowoc Co., Inc.	3,000	18,540
Timken Co.	1,700	34,646
		441,349
Marine (0.0%)
Kirby Corp.*	500	18,505

Media (2.5%)
Clear Channel Outdoor Holdings, Inc. Class A*	100	574
Comcast Corp. Class A	23,600	350,696
CTC Media, Inc.*	500	6,180
DISH Network Corp. Class A*	11,700	198,315
Harte-Hanks, Inc.	500	5,410
Interpublic Group of Cos., Inc.*	500	2,605
Liberty Global, Inc. Class A*	900	18,855
Liberty Media Corp. - Entertainment Series A*	1,300	36,361
Marvel Entertainment, Inc.*	3,100	122,636
Morningstar, Inc.*	100	4,429
Omnicom Group, Inc.	6,400	217,600
Scripps Networks Interactive, Inc. Class A	500	16,140
The DIRECTV Group, Inc.*	4,400	113,960
The McGraw-Hill Cos., Inc.	4,200	131,670
Time Warner, Inc.	1,500	39,990
		1,265,421
Metals & Mining (1.4%)
Allegheny Technologies, Inc.	1,000	27,080

	Number of Shares	Value
COMMON STOCKS
Metals & Mining
Cliffs Natural Resources, Inc.	4,700	$128,733
Compass Minerals International, Inc.	100	5,319
Newmont Mining Corp.	7,500	310,125
Nucor Corp.	700	31,129
Royal Gold, Inc.	100	4,108
Southern Copper Corp.	700	18,032
Steel Dynamics, Inc.	400	6,544
Walter Energy, Inc.	100	4,936
Worthington Industries, Inc.	11,800	155,996
		692,002
Multi-Utilities (0.2%)
Sempra Energy	1,400	73,402
Xcel Energy, Inc.	400	7,976
		81,378
Multiline Retail (1.4%)
99 Cents Only Stores*	3,300	48,345
Big Lots, Inc.*	4,000	92,160
Family Dollar Stores, Inc.	9,400	295,348
Kohl’s Corp.*	3,200	155,360
Target Corp.	2,400	104,688
		695,901
Oil, Gas & Consumable Fuels (5.5%)
Alpha Natural Resources, Inc.*	7,100	236,501
Atlas Pipeline Partners LP	860	6,252
Chevron Corp.	600	41,682
ConocoPhillips	100	4,371
Consol Energy, Inc.	1,300	46,189
Exxon Mobil Corp.	25,300	1,780,867
Murphy Oil Corp.	5,100	296,820
Occidental Petroleum Corp.	2,100	149,814
SandRidge Energy, Inc.*	1,900	17,765
Southwestern Energy Co.*	400	16,572
Teekay Corp.	100	1,780
Tesoro Corp.	300	3,927
Valero Energy Corp.	7,800	140,400
XTO Energy, Inc.	1,300	52,299
		2,795,239
Personal Products (0.1%)
Herbalife, Ltd.	600	20,646
Mead Johnson Nutrition Co. Class A	200	7,282
Revlon, Inc. Class A*	800	4,848
		32,776
Pharmaceuticals (8.3%)
Abbott Laboratories	22,700	1,021,273
Allergan, Inc.	2,200	117,546
Bristol-Myers Squibb Co.	27,500	597,850
Eli Lilly & Co.	1,700	59,313
Johnson & Johnson	21,300	1,296,957
Merck & Co., Inc.	1,600	48,016
Pfizer, Inc.	26,600	423,738
Schering-Plough Corp.	5,300	140,503
Sepracor, Inc.*	9,100	157,885
Valeant Pharmaceuticals International*	13,600	350,880
Warner Chilcott, Ltd. Class A*	800	12,080
		4,226,041
Professional Services (0.2%)
FTI Consulting, Inc.*	1,500	81,645

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts (0.0%)
Walter Investment Management Corp.*	36	$484

Road & Rail (0.4%)
CSX Corp.	3,300	132,396
Knight Transportation, Inc.	400	7,256
Union Pacific Corp.	1,400	80,528
		220,180
Semiconductors & Semiconductor Equipment (5.6%)
Advanced Micro Devices, Inc.*	3,000	10,980
Broadcom Corp. Class A*	7,700	217,371
Cypress Semiconductor Corp.*	2,500	26,550
Integrated Device Technology, Inc.*	700	4,739
Intel Corp.	30,800	592,900
Intersil Corp. Class A	3,600	51,732
Marvell Technology Group, Ltd.*	4,700	62,698
Maxim Integrated Products, Inc.	3,900	69,108
Micron Technology, Inc.*	1,000	6,390
Novellus Systems, Inc.*	9,700	189,829
Silicon Laboratories, Inc.*	2,600	111,358
Tessera Technologies, Inc.*	600	16,854
Texas Instruments, Inc.	61,500	1,479,075
Xilinx, Inc.	100	2,169
		2,841,753
Software (8.0%)
Activision Blizzard, Inc.*	24,500	280,525
Adobe Systems, Inc.*	4,500	145,890
Autodesk, Inc.*	12,200	266,082
Electronic Arts, Inc.*	18,000	386,460
Microsoft Corp.	68,400	1,608,768
Novell, Inc.*	1,500	6,870
Oracle Corp.	29,100	643,983
Red Hat, Inc.*	16,100	367,563
Salesforce.com, Inc.*	1,600	69,344
Sybase, Inc.*	3,900	139,620
VMware, Inc. Class A*	4,200	135,366
		4,050,471
Specialty Retail (4.3%)
Aaron’s, Inc.	2,300	63,181
Advance Auto Parts, Inc.	200	9,246
Aeropostale, Inc.*	6,100	222,040
AutoNation, Inc.*	1,800	37,224
Barnes & Noble, Inc.	2,600	59,878
Best Buy Co., Inc.	4,600	171,902
Dick’s Sporting Goods, Inc.*	1,200	23,820
Foot Locker, Inc.	6,900	76,452
GameStop Corp. Class A*	8,400	183,876
Guess?, Inc.	2,700	78,489
Lowe’s Cos., Inc.	6,000	134,760
Office Depot, Inc.*	500	2,275
Penske Auto Group, Inc.	5,900	122,012
PetSmart, Inc.	8,900	199,093
RadioShack Corp.	2,600	40,326
Rent-A-Center, Inc.*	11,300	234,588
The Gap, Inc.	8,500	138,720
TJX Cos., Inc.	10,600	384,038
		2,181,920
Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	300	8,877
Phillips-Van Heusen Corp.	1,900	67,222
Polo Ralph Lauren Corp.	200	12,610

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods
The Warnaco Group, Inc.*	800	$29,064
		117,773
Thrifts & Mortgage Finance (0.0%)
NewAlliance Bancshares, Inc.	1,200	14,700

Tobacco (0.9%)
Lorillard, Inc.	3,400	250,648
Philip Morris International, Inc.	4,300	200,380
		451,028
Trading Companies & Distributors (0.0%)
WESCO International, Inc.*	200	4,938

Wireless Telecommunication Services (0.2%)
Centennial Communications Corp.*	700	5,369
Leap Wireless International, Inc.*	400	9,580
Syniverse Holdings, Inc.*	3,700	64,861
United States Cellular Corp.*	1,261	45,169
		124,979
TOTAL COMMON STOCKS (Cost $45,926,629)		50,518,637

	Par (000)
SHORT-TERM INVESTMENT (0.5%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/03/09 (Cost $250,000)	$250	250,000

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $46,176,629)		50,768,637

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(7,754)

NET ASSETS (100.0%)		$50,760,883

*     Non-income producing security.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$50,518,637	$—	$—	$50,518,637
Short-Term Investment	—	250,000	—	250,000
Other Financial Instruments*	—	—	—	—
	$50,518,637	$250,000	$—	$50,768,637

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At July 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $46,176,629, $4,980,499, $(388,491) and $4,592,008, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.            The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 18, 2009